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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Macquarie Capital Investment Management LLC
                 -------------------------------------------
   Address:      125 West 55th Street
                 -------------------------------------------
                 New York, NY 10019
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11525
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Butt
         ------------------------------------------------
Title:   President, Director and Chief Compliance Officer
         ------------------------------------------------
Phone:   (212) 231-1868
         ------------------------------------------------

Signature, Place, and Date of Signing:

         Richard C. Butt                New York, NY         2/11/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 8
                                        --------------------

Form 13F Information Table Value Total: $636.437
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number    Name

    1          28-                    Macquarie Alternative Investments Limited
    ------       -----------------    -----------------------------------------
    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE
                   MACQUARIE CAPITAL INVESTMENT MANAGEMENT LLC
                         PERIOD ENDING DECEMBER 31, 2007


      COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- -------- ------------------- ------------ -------- -----------------------------
                                                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE     SHARED     NONE
------------------------- -------------- --------- -------- ---------- --- ---- ------------ -------- --------- --------- ---------
AMERIGAS PARTNERS L P     UNIT LP INT    030975106  $31,434    872,190 SHS      Shared-Other 1          377,853    36,706   457,631
DUNCAN ENERGY
 PARTNERS LP              COM UNITS      265026104   $1,997     91,500 SHS      Shared-Other 1                               91,500
ENBRIDGE ENERGY
  PARTNERS L P            COM            29250R106 $108,130  2,139,503 SHS      Shared-Other 1          615,950   534,667   988,886
ENERGY TRANSFER PRTNRS
  L P                     UNIT LTD PARTN 29273R109 $129,184  2,397,630 SHS      Shared-Other 1          625,118   614,149 1,158,363
ENTERPRISE PRODS
  PARTNERS L              COM            293792107 $127,160  3,988,719 SHS      Shared-Other 1          962,539 1,225,293 1,800,887
KINDER MORGAN ENERGY
  PARTNER                 UT LTD PARTNER 494550106 $107,885  1,998,240 SHS      Shared-Other 1          588,700   461,420   948,120
MAGELLAN MIDSTREAM PRTNRS
  LP                      COM UNIT RP LP 559080106 $100,786  2,324,395 SHS      Shared-Other 1          701,314   616,274 1,006,807
NUSTAR ENERGY LP          UNIT COM       67058H102  $29,861    560,250 SHS      Shared-Other 1          115,544   134,639   310,067

                                         TOTALS:   $636,437 14,372,427                                3,987,018 3,623,148 6,762,261
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